Income Taxes (Schedule of Deductible Loss and Credit Carryforwards) (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Deductible loss and credit carryforwards [Line Items]
Deferred Tax Asset	$ 1,536	$ 1,547
Valuation Allowance	(146)
Deductible amount	1,926
Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deferred Tax Asset	111	88
Valuation Allowance	(5)
Deductible amount	1
Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Deferred Tax Asset	4	$ 5
Valuation Allowance	(3)
Deductible amount	33
Federal
Deductible loss and credit carryforwards [Line Items]
Losses, Deferred tax asset	118
Deductible amount	560
Losses, Valuation allowance	0
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	58
Tax Credits, Valuation allowance	0
Federal | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Deductible amount	1
Losses, Valuation allowance	0
Federal | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	1
Tax Credits, Valuation allowance	0
Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	938
Tax Credits, Valuation allowance	0
Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	51
Tax Credits, Valuation allowance	0
Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	129
Tax Credits, Valuation allowance	0
Federal | Federal Production And Other Credits [Member] | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	51
Tax Credits, Valuation allowance	0
State
Deductible loss and credit carryforwards [Line Items]
Losses, Deferred tax asset	103
Deductible amount	1,366
Losses, Valuation allowance	(63)
Tax credits, Deductible amount	0
State minimum tax credits	90
Tax Credits, Valuation allowance	0
State | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Losses, Deferred tax asset	3
Deductible amount	33
Losses, Valuation allowance	(3)
State | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	9
Tax Credits, Valuation allowance	(5)
State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax credits, Deductible amount	0
Tax credits, Deferred tax asset	100
Tax Credits, Valuation allowance	$ (83)
Earliest Tax Year [Member] | Federal
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year [Member] | Federal | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2032
Earliest Tax Year [Member] | Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2033
Earliest Tax Year [Member] | Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2034
Earliest Tax Year [Member] | Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year [Member] | Federal | Federal Production And Other Credits [Member] | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2031
Earliest Tax Year [Member] | State
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2018
Earliest Tax Year [Member] | State | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2036
Earliest Tax Year [Member] | State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2018
Latest Tax Year [Member] | Federal
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2034
Tax Credits, Expiration Period	2037
Latest Tax Year [Member] | Federal | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2034
Latest Tax Year [Member] | Federal | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2036
Latest Tax Year [Member] | Federal | Investment Credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2037
Latest Tax Year [Member] | Federal | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2037
Latest Tax Year [Member] | Federal | Federal production credits
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2037
Latest Tax Year [Member] | Federal | Federal Production And Other Credits [Member] | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2037
Latest Tax Year [Member] | State
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2037
Latest Tax Year [Member] | State | Dominion Energy Gas Holdings, LLC
Deductible loss and credit carryforwards [Line Items]
Losses, Expiration Period	2037
Latest Tax Year [Member] | State | Investment Credits | Virginia Electric and Power Company
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2024
Latest Tax Year [Member] | State | Investment and Other Credit
Deductible loss and credit carryforwards [Line Items]
Tax Credits, Expiration Period	2027